UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	2/28/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

MID-CAP GROWTH FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

Mid-Cap Stock

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2014, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLP (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Mid-Cap Growth Fund, Inc., informative and useful. The report covers performance for the six-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Mid-Cap Growth Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Mid-Cap Growth Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	15.65%	23.96%	187.49%	180.68%	—
Class B	15.17	23.04	177.52	161.18	—
Class C	15.20	23.08	177.38	161.25	—
Class Q	15.87	24.53	N/A	N/A	54.52% (1/18/11)
Class R	15.48	23.69	184.44	N/A	145.69 (6/3/05)
Class X	15.16	23.05	177.43	N/A	100.16 (6/12/06)
Class Z	15.72	24.26	191.58	188.38	—
Russell Midcap Growth Index	18.08	31.61	236.83	151.44	—
Russell Midcap Index	17.66	29.11	241.43	161.35	—
Lipper Mid-Cap Growth Funds Average	18.38	31.62	211.48	137.63	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		12.57%	19.94%	10.11%	—
Class B		13.25	20.36	9.94	—
Class C		17.24	20.45	9.94	—
Class Q		19.66	N/A	N/A	13.96% (1/18/11)
Class R		18.85	21.05	N/A	10.50 (6/3/05)
Class X		12.19	20.15	N/A	8.97 (6/12/06)
Class Z		19.43	21.66	11.04	—
Russell Midcap Growth Index		24.22	24.73	9.47	—
Russell Midcap Index		23.51	25.55	10.05	—
Lipper Mid-Cap Growth Funds Average		24.18	22.69	8.68	—

Source: Prudential Investments LLC and Lipper Inc.

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Inception returns are provided for any share class with less than 10 years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

Effective as of April 8, 2013, the Fund is generally closed to new investors. The Fund may resume sales of shares to all eligible investors at a future date if the Fund’s manager or subadviser determines it appropriate and if the Fund’s Board of Directors approves. For more information, see the Fund’s Prospectus. Note: Class X shares are no longer issued and no Class X shares are outstanding. Class X share performance is shown for historical periods during which time Class X shares were outstanding.

Benchmark Definitions

Russell Midcap Growth Index

The Russell Midcap Growth Index is an unmanaged, market-value-weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 2/28/14 are 57.60% for Class Q; 129.05% for Class R; and 98.11% for Class X. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 14.77% for Class Q; 9.60% for Class R; and 8.86% for Class X.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of

Prudential Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (continued)

the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 2/28/14 are 58.16% for Class Q; 125.83% for Class R; and 93.72% for Class X. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 15.48% for Class Q; 9.63% for Class R; and 8.77% for Class X.

Lipper Mid-Cap Growth Funds Average

The Lipper Mid-Cap Growth Funds Average (Lipper Mid-Cap Average) represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Mid-Cap Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index. Lipper Mid-Cap Average Closest Month-End to Inception cumulative total returns as of 2/28/14 are 52.60% for Class Q; 121.41% for Class R; and 91.56% for Class X. Lipper Mid-Cap Average Closest Month-End to Inception average annual total returns as of 3/31/14 are 13.58% for Class Q; 9.01% for Class R; and 8.23% for Class X.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/14
SBA Communications Corp. (Class A Stock), Wireless Telecommunication Services	2.6%
Henry Schein, Inc., Healthcare Providers & Services	2.0
Adobe Systems, Inc., Software	2.0
AMETEK, Inc., Electrical Equipment	1.9
Ross Stores, Inc., Specialty Retail	1.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/14
Software	9.8%
Specialty Retail	8.3
Healthcare Providers & Services	5.4
Oil, Gas, & Consumable Fuels	5.3
Chemicals	5.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Mid-Cap Growth Fund, Inc.	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Mid-Cap Growth Fund, Inc.		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,156.50	1.02%	$5.45
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

Class B	Actual	$1,000.00	$1,151.70	1.73%	$9.23
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

Class C	Actual	$1,000.00	$1,152.00	1.73%	$9.23
	Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

Class Q	Actual	$1,000.00	$1,158.70	0.58%	$3.10
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Class R	Actual	$1,000.00	$1,154.80	1.23%	$6.57
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

Class X	Actual	$1,000.00	$1,151.60	1.71%	$9.12
	Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

Class Z	Actual	$1,000.00	$1,157.20	0.75%	$4.01
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.02%	1.02%
B	1.73	1.73
C	1.73	1.73
Q	0.58	0.58
R	1.48	1.23
X	1.71	1.71
Z	0.75	0.75

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Mid-Cap Growth Fund, Inc.	7

Portfolio of Investments

as of February 28, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS

Airlines 0.9%
1,986,338	United Continental Holdings, Inc.*	$89,305,757

Auto Components 0.8%
336,305	BorgWarner, Inc.	20,665,942
889,706	Delphi Automotive PLC (United Kingdom)	59,227,729

		79,893,671

Banks 1.5%
3,016,192	First Republic Bank	156,751,498

Biotechnology 3.4%
286,151	Alexion Pharmaceuticals, Inc.*	50,591,497
1,437,479	BioMarin Pharmaceutical, Inc.*	116,435,799
1,242,244	Incyte Corp. Ltd.*(a)	79,826,599
1,273,013	Vertex Pharmaceuticals, Inc.*	102,935,831

		349,789,726

Capital Markets 1.3%
1,369,541	Eaton Vance Corp.	51,823,431
1,182,698	Waddell & Reed Financial, Inc. (Class A Stock)	82,434,051

		134,257,482

Chemicals 5.1%
1,032,290	Airgas, Inc.(a)	111,280,862
1,066,438	Albemarle Corp.(a)	70,374,244
753,435	Eastman Chemical Co.	65,872,822
976,286	Ecolab, Inc.	105,194,816
2,199,066	FMC Corp.	169,723,914

		522,446,658

Commercial Services & Supplies 1.7%
1,676,863	Iron Mountain, Inc.(a)	45,610,674
1,145,201	Stericycle, Inc.*	130,552,914

		176,163,588

Communications Equipment 1.0%
897,416	F5 Networks, Inc.*	100,815,713

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	9

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 0.7%
972,831	Fluor Corp.	$75,579,240

Electrical Equipment 3.4%
3,583,157	AMETEK, Inc.	190,767,279
1,139,942	Roper Industries, Inc.	154,598,934

		345,366,213

Electronic Equipment, Instruments & Components 1.4%
1,696,100	Amphenol Corp. (Class A Stock)	149,290,722

Energy Equipment & Services 1.7%
1,603,741	Cameron International Corp.*(a)	102,735,648
393,415	Core Laboratories NV	73,981,691

		176,717,339

Food & Staples Retailing 1.0%
1,877,201	Whole Foods Market, Inc.(a)	101,462,714

Food Products 2.4%
1,674,152	Hain Celestial Group, Inc. (The)*(a)	149,501,774
1,149,531	Mead Johnson Nutrition Co.	93,744,253

		243,246,027

Healthcare Providers & Services 5.4%
2,981,239	Catamaran Corp.*	134,394,254
1,183,105	Envision Healthcare Holdings, Inc.*	39,823,314
1,705,724	Henry Schein, Inc.*(a)	203,049,385
2,155,868	Universal Health Services, Inc. (Class B Stock)	173,073,083

		550,340,036

Healthcare Technology 1.7%
5,028,814	Allscripts Healthcare Solutions, Inc.*	93,385,076
1,330,645	Cerner Corp.*(a)	81,661,684

		175,046,760

Hotels, Restaurants & Leisure 2.4%
1,214,066	Norwegian Cruise Line Holdings Ltd.*	41,606,042
1,834,544	Starwood Hotels & Resorts Worldwide, Inc.	151,276,498
966,948	Tim Hortons, Inc. (Canada)	52,456,929

		245,339,469

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Household Products 1.4%
2,197,395	Church & Dwight Co., Inc.	$149,378,912

Insurance 0.9%
2,186,946	WR Berkley Corp.(a)	90,189,653

Internet & Catalog Retail 0.5%
525,257	TripAdvisor, Inc.*(a)	52,651,762

Internet Software & Services 2.4%
2,457,259	Rackspace Hosting, Inc.*(a)	90,353,413
2,758,096	VeriSign, Inc.*(a)	151,998,671

		242,352,084

IT Services 2.2%
747,712	Gartner, Inc.*	52,010,847
5,354,549	Vantiv, Inc. (Class A Stock)*(a)	170,435,294

		222,446,141

Life Sciences Tools & Services 2.9%
1,975,533	Agilent Technologies, Inc.	112,467,094
746,583	Illumina, Inc.*(a)	128,031,519
511,291	Waters Corp.*	56,957,817

		297,456,430

Machinery 4.3%
1,662,792	Flowserve Corp.	135,035,338
2,046,474	IDEX Corp.	153,628,803
1,354,940	Pall Corp.	116,524,840
327,308	WABCO Holdings, Inc.*	33,532,705

		438,721,686

Metals & Mining 1.1%
1,599,939	Reliance Steel & Aluminum Co.	110,843,774

Multiline Retail 1.8%
3,311,891	Dollar Tree, Inc.*	181,392,270

Oil, Gas & Consumable Fuels 5.3%
611,496	Cheniere Energy, Inc.*	30,226,247
1,188,789	Concho Resources, Inc.*	143,998,012
7,231,107	Denbury Resources, Inc.(a)	118,300,911

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	11

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
858,848	Marathon Petroleum Corp.	$72,143,232
1,943,411	Noble Energy, Inc.	133,628,940
578,066	SM Energy Co.(a)	42,632,367

		540,929,709

Personal Products 0.7%
1,079,610	Herbalife Ltd. (Cayman Islands)(a)	71,902,026

Pharmaceuticals 4.5%
741,459	Actavis PLC*(a)	163,728,976
716,728	Forest Laboratories, Inc.*	69,931,151
832,571	Perrigo Co. PLC	136,907,975
138,603	Valeant Pharmaceuticals International, Inc.*	20,078,031
2,187,099	Zoetis, Inc.	67,843,811

		458,489,944

Professional Services 2.5%
1,265,139	IHS, Inc. (Class A Stock)*(a)	151,664,863
934,097	Towers Watson & Co. (Class A Stock)	101,909,983

		253,574,846

Real Estate Investment Trusts (REITs) 1.5%
1,831,420	Annaly Capital Management, Inc.	20,475,276
674,758	Extra Space Storage, Inc.	33,130,618
4,193,361	Starwood Property Trust, Inc.	100,724,531

		154,330,425

Road & Rail 0.5%
1,028,430	Old Dominion Freight Line, Inc.*	54,753,613

Semiconductors & Semiconductor Equipment 2.1%
947,509	Analog Devices, Inc.	48,152,407
3,153,758	Xilinx, Inc.	164,626,168

		212,778,575

Software 9.8%
6,858,628	Activision Blizzard, Inc.	132,714,452
2,939,725	Adobe Systems, Inc.*	201,694,532
1,924,175	Check Point Software Technologies Ltd. (Israel)*(a)	129,727,879
5,911,972	Electronic Arts, Inc.*(a)	169,023,279

See Notes to Financial Statements.

12

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Software (cont’d.)
1,461,098	Intuit, Inc.	$114,184,809
2,407,767	Red Hat, Inc.*	142,034,175
1,164,693	ServiceNow, Inc.*	79,269,006
213,263	Ultimate Software Group, Inc. (The)*	35,401,658

		1,004,049,790

Specialty Retail 8.3%
1,725,297	Dick’s Sporting Goods, Inc.	92,596,690
1,740,612	GNC Holdings, Inc. (Class A Stock)	80,973,270
1,847,404	L Brands, Inc.	104,064,267
958,246	O’Reilly Automotive, Inc.*(a)	144,551,409
1,011,169	PetSmart, Inc.(a)	67,808,993
2,605,070	Ross Stores, Inc.	189,649,096
754,898	Tractor Supply Co.	53,265,603
814,047	Ulta Salon Cosmetics & Fragrance, Inc.*	73,011,876
1,330,305	Urban Outfitters, Inc.*	49,806,619

		855,727,823

Technology Hardware, Storage & Peripherals 0.7%
946,725	SanDisk Corp.(a)	70,341,668

Textiles, Apparel & Luxury Goods 2.6%
1,594,964	Burberry Group PLC (United Kingdom)	41,094,312
1,330,036	Kate Spade & Co.*	45,513,832
321,835	Michael Kors Holdings Ltd.*	31,549,485
1,185,090	PVH Corp.	149,830,929

		267,988,558

Trading Companies & Distributors 1.0%
1,170,468	WESCO International, Inc.*(a)	100,906,046

Wireless Telecommunication Services 4.2%
2,206,028	Crown Castle International Corp.*	167,437,525
2,741,908	SBA Communications Corp. (Class A Stock)*(a)	260,947,385

		428,384,910

	TOTAL LONG-TERM INVESTMENTS (cost $6,954,219,708)	9,931,403,258

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	13

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 16.2%

AFFILIATED MONEY MARKET MUTUAL FUND
1,651,356,961	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,651,356,961; includes $1,378,436,291 of cash collateral received for securities on loan) (Note 3)(b)(c)	$1,651,356,961

	TOTAL INVESTMENTS 113.2% (cost $8,605,576,669; Note 5)	11,582,760,219
	Liabilities in excess of other assets (13.2)%	(1,347,519,138)

	NET ASSETS 100.0%	$10,235,241,081

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,336,744,197; cash collateral of $1,378,436,291 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$89,305,757	$—	$—
Auto Components	79,893,671	—	—
Banks	156,751,498	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Common Stocks (continued):
Biotechnology	$349,789,726	$—	$—
Capital Markets	134,257,482	—	—
Chemicals	522,446,658	—	—
Commercial Services & Supplies	176,163,588	—	—
Communications Equipment	100,815,713	—	—
Construction & Engineering	75,579,240	—	—
Electrical Equipment	345,366,213	—	—
Electronic Equipment, Instruments & Components	149,290,722	—	—
Energy Equipment & Services	176,717,339	—	—
Food & Staples Retailing	101,462,714	—	—
Food Products	243,246,027	—	—
Healthcare Providers & Services	550,340,036	—	—
Healthcare Technology	175,046,760	—	—
Hotels, Restaurants & Leisure	245,339,469	—	—
Household Products	149,378,912	—	—
Insurance	90,189,653	—	—
Internet & Catalog Retail	52,651,762	—	—
Internet Software & Services	242,352,084	—	—
IT Services	222,446,141	—	—
Life Sciences Tools & Services	297,456,430	—	—
Machinery	438,721,686	—	—
Metals & Mining	110,843,774	—	—
Multiline Retail	181,392,270	—	—
Oil, Gas & Consumable Fuels	540,929,709	—	—
Personal Products	71,902,026	—	—
Pharmaceuticals	458,489,944	—	—
Professional Services	253,574,846	—	—
Real Estate Investment Trusts (REITs)	154,330,425	—	—
Road & Rail	54,753,613	—	—
Semiconductors & Semiconductor Equipment	212,778,575	—	—
Software	1,004,049,790	—	—
Specialty Retail	855,727,823	—	—
Technology Hardware, Storage & Peripherals	70,341,668	—	—
Textiles, Apparel & Luxury Goods	226,894,246	41,094,312	—
Trading Companies & Distributors	100,906,046	—	—
Wireless Telecommunication Services	428,384,910	—	—
Affiliated Money Market Mutual Fund	1,651,356,961	—	—

Total	$11,541,665,907	$41,094,312	$—

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	15

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2014 was as follows:

Affiliated Money Market Mutual Fund (including 13.5% of collateral received for securities on loan)	16.2%
Software	9.8
Specialty Retail	8.3
Healthcare Providers & Services	5.4
Oil, Gas & Consumable Fuels	5.3
Chemicals	5.1
Pharmaceuticals	4.5
Machinery	4.3
Wireless Telecommunication Services	4.2
Biotechnology	3.4
Electrical Equipment	3.4
Life Sciences Tools & Services	2.9
Textiles, Apparel & Luxury Goods	2.6
Professional Services	2.5
Hotels, Restaurants & Leisure	2.4
Food Products	2.4
Internet Software & Services	2.4
IT Services	2.2
Semiconductors & Semiconductor Equipment	2.1
Multiline Retail	1.8
Energy Equipment & Services	1.7
Commercial Services & Supplies	1.7
Healthcare Technology	1.7%
Banks	1.5
Real Estate Investment Trusts (REITs)	1.5
Household Products	1.4
Electronic Equipment, Instruments & Components	1.4
Capital Markets	1.3
Metals & Mining	1.1
Food & Staples Retailing	1.0
Trading Companies & Distributors	1.0
Communications Equipment	1.0
Insurance	0.9
Airlines	0.9
Auto Components	0.8
Construction & Engineering	0.7
Personal Products	0.7
Technology Hardware, Storage & Peripherals	0.7
Road & Rail	0.5
Internet & Catalog Retail	0.5

113.2
Liabilities in excess of other assets	(13.2)

100.0%

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$1,336,744,197	$—	$—	$1,336,744,197
Collateral Amounts Pledged/(Received):
Securities on loan				(1,336,744,197)

Net Amount				$—

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Prudential Jennison Mid-Cap Growth Fund, Inc.

Statement of Assets & Liabilities

as of February 28, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $1,336,744,197:
Unaffiliated investments (cost $6,954,219,708)	$9,931,403,258
Affiliated investments (cost $1,651,356,961)	1,651,356,961
Cash	4
Receivable for investments sold	51,438,300
Receivable for Fund shares sold	16,814,408
Dividends receivable	6,199,771
Prepaid expenses	56,326

Total assets	11,657,269,028

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	1,378,436,291
Payable for Fund shares reacquired	18,806,275
Payable for investments purchased	18,048,534
Management fee payable	4,220,114
Distribution fee payable	1,224,558
Accrued expenses	813,118
Affiliated transfer agent fee payable	477,322
Deferred trustees’ fees	1,735

Total liabilities	1,422,027,947

Net Assets	$10,235,241,081

Net assets were comprised of:
Common stock, at par	$251,462
Paid-in capital in excess of par	6,967,974,483

6,968,225,945
Undistributed net investment income	12,586,516
Accumulated net realized gain on investment and foreign currency transactions	277,245,070
Net unrealized appreciation on investments and foreign currencies	2,977,183,550

Net assets, February 28, 2014	$10,235,241,081

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($3,900,417,505 ÷ 97,581,505 shares of common stock issued and outstanding)	$39.97
Maximum sales charge (5.50% of offering price)	2.33

Maximum offering price to public	$42.30

Class B
Net asset value, offering price and redemption price per share ($43,402,366 ÷ 1,248,017 shares of common stock issued and outstanding)	$34.78

Class C
Net asset value, offering price and redemption price per share ($229,550,220 ÷ 6,599,502 shares of common stock issued and outstanding)	$34.78

Class Q
Net asset value, offering price and redemption price per share ($609,173,550 ÷ 14,591,426 shares of common stock issued and outstanding)	$41.75

Class R
Net asset value, offering price and redemption price per share ($394,517,154 ÷ 10,036,141 shares of common stock issued and outstanding)	$39.31

Class X
Net asset value, offering price and redemption price per share ($117,208 ÷ 3,360 shares of common stock issued and outstanding)	$34.88

Class Z
Net asset value, offering price and redemption price per share ($5,058,063,078 ÷ 121,402,266 shares of common stock issued and outstanding)	$41.66

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	19

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $160,573)	$48,779,897
Affiliated income from securities loaned, net	1,173,707
Affiliated dividend income	147,303

Total income	50,100,907

Expenses
Management fee	26,599,862
Distribution fee—Class A	5,577,203
Distribution fee—Class B	209,012
Distribution fee—Class C	1,108,876
Distribution fee—Class R	1,443,574
Distribution fee—Class X	1,190
Transfer agent’s fees and expenses (including affiliated expense of $1,290,000)	6,927,000
Custodian’s fees and expenses	398,000
Registration fees	344,000
Shareholders’ reports	276,000
Trustees’ fees	71,000
Insurance expenses	67,000
Legal fees and expenses	37,000
Audit fee	11,000
Miscellaneous	20,558

Total expenses	43,091,275
Less: Distribution fee waiver-Class R	(481,191)

Net expenses	42,610,084

Net investment income	7,490,823

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) on:
Investment transactions	366,997,412
Foreign currency transactions	(8,259)

366,989,153

Net change in unrealized appreciation (depreciation) on investments	1,020,861,751

Net gain on investments and foreign currencies	1,387,850,904

Net Increase In Net Assets Resulting From Operations	$1,395,341,727

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$7,490,823	$15,088,252
Net realized gain on investments and foreign currencies	366,989,153	222,082,965
Net change in unrealized appreciation (depreciation) on investments	1,020,861,751	954,005,992

Net increase in net assets resulting from operations	1,395,341,727	1,191,177,209

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(3,754,933)
Class Q	—	(1,990,073)
Class Z	—	(11,252,993)

	—	(16,997,999)

Distributions from net realized gains
Class A	(96,544,258)	(85,775,256)
Class B	(1,222,033)	(1,252,236)
Class C	(6,572,967)	(5,496,853)
Class Q	(13,270,414)	(10,666,875)
Class R	(10,212,398)	(8,745,603)
Class X	(6,197)	(29,454)
Class Z	(117,237,338)	(85,323,447)

	(245,065,605)	(197,289,724)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,030,956,782	4,446,547,548
Net asset value of shares issued in reinvestment of dividends and distributions	206,711,125	182,240,194
Cost of shares reacquired	(1,135,976,498)	(2,306,617,976)

Net increase in net assets from Fund share transactions	101,691,409	2,322,169,766

Total increase	1,251,967,531	3,299,059,252

Net Assets:
Beginning of period	8,983,273,550	5,684,214,298

End of period (a)	$10,235,241,081	$8,983,273,550

(a) Includes undistributed net investment income of:	$12,586,516	$5,095,693

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	21

Notes to Financial Statements

(Unaudited)

Prudential Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund’s investment objective is to achieve long-term capital appreciation.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

22

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst

Prudential Jennison Mid-Cap Growth Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

24

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Prudential Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

26

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $1 billion and .55% of the average daily net assets in excess of $1 billion. The effective management fee rate was .56% for the six months ended February 28, 2014.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares. The Fund has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, Q, R, X and Z shares of the Fund in accordance with Rule 12b-1 of the 1940 Act, as amended. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Under the Plans, the Fund compensates PIMS and PAD distribution and service fees at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through December 31, 2014.

PIMS has advised the Fund that it has received $109,502 in front-end sales charges resulting from sales of Class A shares during the six months ended February 28, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2014, it received $2,531, $21,744 and $10,347 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended February 28, 2014, PIM has been compensated approximately $351,000 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2014, were $1,980,881,523 and $2,251,375,266, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2014 were as follows:

Tax Basis	$8,653,025,455

Appreciation	2,981,308,537
Depreciation	(51,573,773)

Net Unrealized Appreciation	$2,929,734,764

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 and August 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $3,121,000 of its pre-enactment losses to offset net taxable

28

gains realized in the fiscal year ended August 31, 2013. As of August 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$9,363,000

A portion of the capital loss carryforward was assumed by the Fund as a result of an acquisition. Realization of such loss is limited in accordance with federal tax regulations.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class X shares are closed to new purchases. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. On or about the close of business on April 8, 2013, the Fund was closed to new investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Prudential Jennison Mid-Cap Growth Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

There are 2 billion shares of $.001 par value common stock authorized divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z, which consists of 825 million, 300 million, 300 million, 25 million, 200 million, 100 million, 25 million and 225 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2014:
Shares sold	8,781,345	$334,743,731
Shares issued in reinvestment of dividends	2,197,642	82,109,651
Shares reacquired	(12,262,230)	(467,308,713)

Net increase (decrease) in shares outstanding before conversion	(1,283,243)	(50,455,331)
Shares issued upon conversion from Class B, Class C, Class R, Class X and Class Z	122,162	4,626,732
Shares reacquired upon conversion into Class Q and Class Z	(319,121)	(12,111,375)

Net increase (decrease) in shares outstanding	(1,480,202)	$(57,939,974)

Year ended August 31, 2013:
Shares sold	51,280,049	$1,663,317,612
Shares issued in reinvestment of dividends	2,516,988	77,583,906
Shares reacquired	(27,357,090)	(922,437,642)

Net increase (decrease) in shares outstanding before conversion	26,439,947	818,463,876
Shares issued upon conversion from Class B, Class C, Class X and Class Z	322,757	10,664,778
Shares reacquired upon conversion into Class Z	(1,081,926)	(36,166,334)

Net increase (decrease) in shares outstanding	25,680,778	$792,962,320

30

Class B	Shares	Amount
Six months ended February 28, 2014:
Shares sold	36,551	$1,214,647
Shares issued in reinvestment of dividends	35,028	1,143,670
Shares reacquired	(68,844)	(2,295,011)

Net increase (decrease) in shares outstanding before conversion	2,735	63,306
Shares reacquired upon conversion into Class A	(62,181)	(2,042,038)

Net increase (decrease) in shares outstanding	(59,446)	$(1,978,732)

Year ended August 31, 2013:
Shares sold	265,007	$7,656,683
Shares issued in reinvestment of dividends	43,313	1,175,098
Shares reacquired	(149,731)	(4,373,397)

Net increase (decrease) in shares outstanding before conversion	158,589	4,458,384
Shares reacquired upon conversion into Class A	(218,870)	(6,372,180)

Net increase (decrease) in shares outstanding	(60,281)	$(1,913,796)

Class C
Six months ended February 28, 2014:
Shares sold	183,122	$6,064,709
Shares issued in reinvestment of dividends	148,325	4,844,285
Shares reacquired	(465,934)	(15,526,584)

Net increase (decrease) in shares outstanding before conversion	(134,487)	(4,617,590)
Shares reacquired upon conversion into Class A and Class Z	(89,333)	(2,964,838)

Net increase (decrease) in shares outstanding	(223,820)	$(7,582,428)

Year ended August 31, 2013:
Shares sold	1,984,466	$57,035,324
Shares issued in reinvestment of dividends	143,323	3,889,782
Shares reacquired	(834,270)	(24,282,779)

Net increase (decrease) in shares outstanding before conversion	1,293,519	36,642,327
Shares reacquired upon conversion into Class A and Class Z	(94,567)	(2,805,900)

Net increase (decrease) in shares outstanding	1,198,952	$33,836,427

Class Q
Six months ended February 28, 2014:
Shares sold	2,337,179	$93,071,727
Shares issued in reinvestment of dividends	339,379	13,269,722
Shares reacquired	(1,310,204)	(51,986,184)

Net increase (decrease) in shares outstanding before conversion	1,366,354	54,355,265
Shares issued upon conversion from Class A and Class Z	259,930	10,305,913

Net increase (decrease) in shares outstanding	1,626,284	$64,661,178

Year ended August 31, 2013:
Shares sold	11,453,599	$393,007,071
Shares issued in reinvestment of dividends	394,128	12,610,006
Shares reacquired	(8,066,855)	(282,548,082)

Net increase (decrease) in shares outstanding	3,780,872	$123,068,995

Prudential Jennison Mid-Cap Growth Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended February 28, 2014:
Shares sold	713,176	$26,817,666
Shares issued in reinvestment of dividends	263,919	9,730,705
Shares reacquired	(1,487,679)	(55,875,529)

Net increase (decrease) in shares outstanding before conversion	(510,584)	(19,327,158)
Shares reacquired upon conversion into Class A and Class Z	(29,518)	(1,117,210)

Net increase (decrease) in shares outstanding	(540,102)	$(20,444,368)

Year ended August 31, 2013:
Shares sold	3,733,972	$121,150,977
Shares issued in reinvestment of dividends	270,072	8,204,775
Shares reacquired	(2,518,639)	(82,457,581)

Net increase (decrease) in shares outstanding	1,485,405	$46,898,171

Class X
Six months ended February 28, 2014:
Shares sold	21	$732
Shares issued in reinvestment of dividends	189	6,197
Shares reacquired	(307)	(10,223)

Net increase (decrease) in shares outstanding before conversion	(97)	(3,294)
Shares reacquired upon conversion into Class A	(7,427)	(248,417)

Net increase (decrease) in shares outstanding	(7,524)	$(251,711)

Year ended August 31, 2013:
Shares sold	116	$3,304
Shares issued in reinvestment of dividends	1,080	29,395
Shares reacquired	(3,209)	(92,980)

Net increase (decrease) in shares outstanding before conversion	(2,013)	(60,281)
Shares reacquired upon conversion into Class A	(25,970)	(760,893)

Net increase (decrease) in shares outstanding	(27,983)	$(821,174)

32

Class Z	Shares	Amount
Six months ended February 28, 2014:
Shares sold	14,327,460	$569,043,570
Shares issued in reinvestment of dividends	2,448,320	95,606,895
Shares reacquired	(13,721,103)	(542,974,254)

Net increase (decrease) in shares outstanding before conversion	3,054,677	121,676,211
Shares issued upon conversion from Class A, Class C and Class R	170,797	6,776,589
Shares reacquired upon conversion into Class A and Class Q	(80,650)	(3,225,357)

Net increase (decrease) in shares outstanding	3,144,824	$125,227,443

Year ended August 31, 2013:
Shares sold	64,380,954	$2,204,376,577
Shares issued in reinvestment of dividends	2,460,534	78,747,232
Shares reacquired	(28,433,150)	(990,425,515)

Net increase (decrease) in shares outstanding before conversion	38,408,338	1,292,698,294
Shares issued upon conversion from Class A and Class C	1,116,610	38,816,752
Shares reacquired upon conversion into Class A	(98,082)	(3,376,223)

Net increase (decrease) in shares outstanding	39,426,866	$1,328,138,823

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2014.

Prudential Jennison Mid-Cap Growth Fund, Inc.	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$35.49		$31.58	$27.44	$22.31		$20.24	$23.98
Income (loss) from investment operations:
Net investment income (loss)	.01		.02	(.01)	.06		- (e)	.05
Net realized and unrealized gain (loss) on investments and foreign currencies	5.47		4.85	4.32	5.07		2.08	(3.79)
Total from investment operations	5.48		4.87	4.31	5.13		2.08	(3.74)
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	(.02)	-		(.03)	-
Distributions from net realized gains	(1.00)		(.92)	(.15)	-		-	-
Distributions in excess of net investment income	-		-	-	-		(.02)	-
Total dividends and distributions	(1.00)		(.96)	(.17)	-		(.05)	-
Capital Contributions(h)	-		-	-	-	(e)	.04	-
Net asset value, end of period	$39.97		$35.49	$31.58	$27.44		$22.31	$20.24
Total Return(b):	15.62%		15.89%	15.78%	22.99%		10.48%	(15.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,900,418		$3,515,357	$2,317,443	$1,693,618		$1,206,308	$764,082
Average net assets (000)	$3,749,059		$3,145,220	$1,948,077	$1,651,332		$1,050,256	$533,585
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.02%	(f)	1.07%	1.06%	1.09%	(d)	1.12%	1.21%
Expenses before waivers and/or expense reimbursement	1.02%	(f)	1.07%	1.06%	1.09%	(d)	1.12%	1.21%
Net investment income (loss)	.03%	(f)	.07%	(.05)%	.22%		.01%	.28%
Portfolio turnover rate	21%	(g)	39%	49%	45%		49%	59%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes tax expense of .01%.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$31.11		$27.96	$24.46	$20.03		$18.26	$21.78
Income (loss) from investment operations:
Net investment loss	(.11)		(.17)	(.20)	(.11)		(.14)	(.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	4.78		4.24	3.85	4.54		1.88	(3.46)
Total from investment operations	4.67		4.07	3.65	4.43		1.74	(3.52)
Less Distributions:
Distributions from net realized gains	(1.00)		(.92)	(.15)	-		-	-
Capital Contributions(h)	-		-	-	-	(e)	.03	-
Net asset value, end of period	$34.78		$31.11	$27.96	$24.46		$20.03	$18.26
Total Return(b):	15.21%		15.05%	15.00%	22.12%		9.69%	(16.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43,402		$40,676	$38,236	$38,268		$39,174	$44,341
Average net assets (000)	$42,150		$39,816	$37,196	$43,011		$44,611	$41,105
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73%	(f)	1.76%	1.76%	1.79%	(d)	1.82%	1.91%
Expenses before waivers and/or expense reimbursement	1.73%	(f)	1.76%	1.76%	1.79%	(d)	1.82%	1.91%
Net investment loss	(.69)%	(f)	(.60)%	(.75)%	(.46)%		(.67)%	(.37)%
Portfolio turnover rate	21%	(g)	39%	49%	45%		49%	59%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes tax expense of .01%.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$31.12		$27.96	$24.46	$20.03		$18.26	$21.79
Income (loss) from investment operations:
Net investment loss	(.11)		(.19)	(.20)	(.12)		(.14)	(.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	4.77		4.27	3.85	4.55		1.88	(3.47)
Total from investment operations	4.66		4.08	3.65	4.43		1.74	(3.53)
Less Distributions:
Distributions from net realized gains	(1.00)		(.92)	(.15)	-		-	-
Capital Contributions(h)	-		-	-	-	(e)	.03	-
Net asset value, end of period	$34.78		$31.12	$27.96	$24.46		$20.03	$18.26
Total Return(b):	15.17%		15.08%	15.00%	22.12%		9.69%	(16.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$229,550		$212,315	$157,257	$121,908		$99,639	$81,162
Average net assets (000)	$223,619		$190,455	$135,864	$124,914		$98,990	$62,905
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.73%	(f)	1.76%	1.76%	1.79%	(d)	1.82%	1.91%
Expenses before waivers and/or expense reimbursement	1.73%	(f)	1.76%	1.76%	1.79%	(d)	1.82%	1.91%
Net investment loss	(.69)%	(f)	(.63)%	(.75)%	(.47)%		(.67)%	(.39)%
Portfolio turnover rate	21%	(g)	39%	49%	45%		49%	59%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes tax expense of .01%.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended February 28,		Year Ended August 31,		January 18, 2011(a) through August 31,
	2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$36.95		$32.83	$28.51	$28.95
Income (loss) from investment operations:
Net investment income	.09		.18	.13	.12
Net realized and unrealized gain (loss) on investments and foreign currencies	5.71		5.03	4.49	(.56)
Total from investment operations	5.80		5.21	4.62	(.44)
Less Dividends and Distributions:
Dividends from net investment income	-		(.17)	(.15)	-
Distributions from net realized gains	(1.00)		(.92)	(.15)	-
Total dividends and distributions	(1.00)		(1.09)	(.30)	-
Capital Contributions(i)	-		-	-	-	(g)
Net asset value, end of period	$41.75		$36.95	$32.83	$28.51
Total Return(c):	15.87%		16.39%	16.35%	(1.52)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$609,174		$479,117	$301,497	$160,511
Average net assets (000)	$537,302		$436,722	$220,693	$97,743
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.58%	(e)	.59%	.60%	.61%	(e)(f)
Expenses before waivers and/or expense reimbursement	.58%	(e)	.59%	.60%	.61%	(e)(f)
Net investment income	.48%	(e)	.52%	.42%	.60%	(e)
Portfolio turnover rate	21%	(h)	39%	49%	45%

(a) Inception date of Class Q shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Fund invests.

(e) Annualized.

(f) Includes tax expense of .01%.

(g) Less than $.005 per share.

(h) Not annualized.

(i) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended August 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$34.96		$31.15	$27.10	$22.08		$20.04	$23.79
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.04)	(.07)	-	(e)	(.05)	- (e)
Net realized and unrealized gain (loss) on investments and foreign currencies	5.39		4.77	4.27	5.02		2.06	(3.75)
Total from investment operations	5.35		4.73	4.20	5.02		2.01	(3.75)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-		(.01)	-
Distributions from net realized gains	(1.00)		(.92)	(.15)	-		-	-
Distributions in excess of net investment income	-		-	-	-		- (e)	-
Total dividends and distributions	(1.00)		(.92)	(.15)	-		(.01)	-
Capital Contributions(h)	-		-	-	-	(e)	.04	-
Net asset value, end of period	$39.31		$34.96	$31.15	$27.10		$22.08	$20.04
Total Return(b):	15.48%		15.64%	15.57%	22.74%		10.23%	(15.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$394,517		$369,743	$283,158	$171,848		$95,701	$28,761
Average net assets (000)	$388,155		$332,920	$221,144	$154,320		$69,420	$12,128
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.23%	(f)	1.26%	1.26%	1.29%	(d)	1.32%	1.41%
Expenses before waivers and/or expense reimbursement	1.48%	(f)	1.51%	1.51%	1.54%	(d)	1.57%	1.66%
Net investment income (loss)	(.19)%	(f)	(.12)%	(.25)%	.01%		(.21)%	(.02)%
Portfolio turnover rate	21%	(g)	39%	49%	45%		49%	59%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes tax expense of .01%.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

38

Class X Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$31.20		$28.03	$24.53	$20.08		$18.31	$21.84
Income (loss) from investment operations:
Net investment loss	(.13)		(.12)	(.20)	(.10)		(.13)	(.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	4.81		4.21	3.85	4.55		1.87	(3.47)
Total from investment operations	4.68		4.09	3.65	4.45		1.74	(3.53)
Less Distributions:
Distributions from net realized gains	(1.00)		(.92)	(.15)	-		-	-
Capital Contributions(h)	-		-	-	-	(e)	.03	-
Net asset value, end of period	$34.88		$31.20	$28.03	$24.53		$20.08	$18.31
Total Return(b):	15.19%		15.08%	14.95%	22.16%		9.67%	(16.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$117		$340	$1,090	$1,861		$2,976	$4,388
Average net assets (000)	$240		$681	$1,475	$2,606		$4,024	$4,567
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.71%	(f)	1.74%	1.76%	1.79%	(d)	1.82%	1.91%
Expenses before waivers and/or expense reimbursement	1.71%	(f)	1.74%	1.76%	1.79%	(d)	1.82%	1.91%
Net investment loss	(.77)%	(f)	(.41)%	(.76)%	(.42)%		(.65)%	(.36)%
Portfolio turnover rate	21%	(g)	39%	49%	45%		49%	59%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes tax expense of .01%.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

Prudential Jennison Mid-Cap Growth Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2014		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$36.92		$32.80	$28.48	$23.09		$20.94	$24.74
Income (loss) from investment operations:
Net investment income	.06		.12	.08	.14		.07	.10
Net realized and unrealized gain (loss) on investments and foreign currencies	5.68		5.04	4.49	5.25		2.16	(3.90)
Total from investment operations	5.74		5.16	4.57	5.39		2.23	(3.80)
Less Dividends and Distributions:
Dividends from net investment income	-		(.12)	(.10)	-		(.07)	-
Distributions from net realized gains	(1.00)		(.92)	(.15)	-		-	-
Dividends in excess of net investment income	-		-	-	-		(.04)	-
Total dividends and distributions	(1.00)		(1.04)	(.25)	-		(.11)	-
Capital Contributions(h)	-		-	-	-	(e)	.03	-
Net asset value, end of period	$41.66		$36.92	$32.80	$28.48		$23.09	$20.94
Total Return(b):	15.72%		16.23%	16.15%	23.34%		10.79%	(15.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,058,063		$4,365,726	$2,585,535	$1,150,581		$542,149	$365,324
Average net assets (000)	$4,721,712		$3,637,810	$1,717,792	$896,253		$484,618	$219,585
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.75%	(f)	.77%	.76%	.79%	(d)	.82%	.91%
Expenses before waivers and/or expense reimbursement	.75%	(f)	.77%	.76%	.79%	(d)	.82%	.91%
Net investment income	.30%	(f)	.35%	.25%	.47%		.31%	.57%
Portfolio turnover rate	21%	(g)	39%	49%	45%		49%	59%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes tax expense of .01%.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not annualized.

(h) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended August 31, 2011 and August 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

See Notes to Financial Statements.

40

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MID-CAP GROWTH FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PEEAX	PEEBX	PEGCX	PJGQX	JDERX	PEGZX
CUSIP	74441C105	74441C204	74441C303	74441C881	74441C600	74441C808

MF173E2    0260372-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Mid-Cap Growth Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 18, 2014